Bank Borrowings (Details) - Schedule of Maturities of Long-Term Bank Borrowings	Dec. 31, 2023 CNY (¥)
Schedule of Maturities of Long-Term Bank Borrowings [Abstract]
2024	¥ 10,863,245
2025	5,266,370
2026
Thereafter
Total	¥ 16,129,615